STF Tactical Growth & Income ETF
Schedule of Investments

June 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 51.1%
Accommodation — 0.2%
Marriott International, Inc. - Class A	344	$63,189

Administrative and Support Services — 0.9%
Atlassian Corp. - Class A (a)	151	25,339
Baker Hughes Co.	1,114	35,214
Booking Holdings, Inc. (a)	31	83,710
JD.com, Inc. - ADR (b)	526	17,952
PayPal Holdings, Inc. (a)	1,213	80,943
PDD Holdings, Inc. - ADR (a)(b)	697	48,191
		291,349
Apparel Manufacturing — 0.2%
Lululemon Athletica, Inc. (a)	130	49,205

Beverage and Tobacco Product Manufacturing — 1.2%
Keurig Dr. Pepper, Inc.	1,563	48,875
Monster Beverage Corp. (a)	1,148	65,941
PepsiCo, Inc.	1,539	285,054
		399,870
Broadcasting (except Internet) — 0.8%
Comcast Corp. - Class A	4,682	194,537
Sirius XM Holdings, Inc.	4,249	19,248
Warner Bros Discovery, Inc. (a)	2,738	34,335
		248,120
Chemical Manufacturing — 1.9%
Amgen, Inc.	581	128,993
AstraZeneca PLC - ADR (b)	663	47,451
Biogen, Inc. (a)	147	41,873
Gilead Sciences, Inc.	1,383	106,588
Moderna, Inc. (a)	414	50,301
Regeneron Pharmaceuticals (a)	118	84,788
Seagen, Inc. (a)	195	37,530
Vertex Pharmaceuticals, Inc. (a)	289	101,702
		599,226
Clothing and Clothing Accessories Stores — 0.3%
Charter Communications, Inc. - Class A (a)	152	55,840
Ross Stores, Inc.	371	41,600
		97,440
Computer and Electronic Product Manufacturing — 20.2%
Advanced Micro Devices, Inc. (a)	1,791	204,013
Alphabet, Inc. - Class A (a)	5,131	620,697
Alphabet, Inc. - Class C (a)	5,214	624,116
Analog Devices, Inc.	545	106,171
Apple, Inc.	10,697	2,074,897
Broadcom, Inc.	458	397,283
Cisco Systems, Inc.	4,473	231,433
Enphase Energy, Inc. (a)	136	22,777
Fortinet, Inc. (a)	856	64,705
GE HealthCare Technologies, Inc.	987	80,184
GLOBALFOUNDRIES, Inc. (a)(b)	588	37,973
IDEXX Laboratories, Inc. (a)	82	41,183
Illumina, Inc. (a)	174	32,623
Intel Corp.	4,450	148,808
Lam Research Corp.	139	89,358
Marvell Technology, Inc.	984	58,823
Microchip Technology, Inc.	605	54,202
Micron Technology, Inc.	1,225	77,310
NVIDIA Corp.	2,642	1,117,619
NXP Semiconductors (b)	285	58,334
ON Semiconductor Corp. (a)	471	44,547
QUALCOMM, Inc.	1,170	139,277
Texas Instruments, Inc.	992	178,580
		6,504,913
Data Processing, Hosting and Related Services — 0.6%
Airbnb, Inc. - Class A (a)	438	56,134
Automatic Data Processing, Inc.	461	101,323
Verisk Analytics, Inc.	154	34,809
		192,266
Food Manufacturing — 0.5%
The Kraft Heinz Co.	1,371	48,671
Mondelez International, Inc. - Class A	1,549	112,984
		161,655
Food Services and Drinking Places — 0.5%
Cintas Corp.	96	47,720
Starbucks Corp.	1,274	126,202
		173,922
General Merchandise Stores — 0.9%
Costco Wholesale Corp.	481	258,961
Dollar Tree, Inc. (a)	245	35,157
		294,118
Health and Personal Care Stores — 0.1%
Walgreens Boots Alliance, Inc.	946	26,952

Machinery Manufacturing — 0.8%
Applied Materials, Inc.	926	133,844
ASML Holding ADR (b)	87	63,053
KLA Corp.	143	69,358
		266,255
Merchant Wholesalers, Durable Goods — 0.3%
Copart, Inc. (a)	520	47,429
Fastenal Co.	631	37,223
		84,652
Miscellaneous Manufacturing — 0.6%
Align Technology, Inc. (a)	77	27,230
Dexcom, Inc. (a)	422	54,231
Intuitive Surgical, Inc. (a)	373	127,544
		209,005
Motor Vehicle and Parts Dealers — 0.2%
O'Reilly Automotive, Inc. (a)	65	62,095

Nonstore Retailers — 3.8%
Amazon.com, Inc. (a)	8,620	1,123,703
eBay, Inc.	594	26,546
MercadoLibre, Inc. (a)	57	67,522
		1,217,771
Other Information Services — 2.3%
CoStar Group, Inc. (a)	434	38,626
Meta Platforms, Inc. - Class A (a)	2,433	698,222
		736,848
Professional, Scientific, and Technical Services — 0.7%
Cognizant Technology Solutions - Class A	551	35,969
Palo Alto Networks, Inc. (a)	320	81,763
Paychex, Inc.	402	44,972
Workday, Inc. - Class A (a)	230	51,955
Zscaler, Inc. (a)	143	20,921
		235,580
Publishing Industries (except Internet) — 9.1%
Activision Blizzard, Inc. (a)	838	70,643
Adobe Systems, Inc. (a)	488	238,627
ANSYS, Inc. (a)	83	27,412
Autodesk, Inc. (a)	239	48,902
Cadence Design Systems, Inc. (a)	292	68,480
Crowdstrike Holdings, Inc. - Class A (a)	234	34,368
Datadog, Inc. - Class A (a)	312	30,694
Electronic Arts, Inc.	298	38,651
Intuit, Inc.	308	141,123
Microsoft Corp.	6,330	2,155,618
Synopsys, Inc. (a)	149	64,876
		2,919,394
Rail Transportation — 0.2%
CSX Corp.	2,252	76,793

Rental and Leasing Services — 0.6%
Netflix, Inc. (a)	471	207,471

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.0%
Lucid Group, Inc. (a)	2,055	14,159

Support Activities for Mining — 0.1%
Diamondback Energy, Inc.	197	25,878

Telecommunications — 0.6%
T-Mobile U.S., Inc. (a)	1,337	185,709
Zoom Video Communications, Inc. - Class A (a)	261	17,717
		203,426
Transportation Equipment Manufacturing — 2.7%
Honeywell International, Inc.	723	150,022
PACCAR, Inc.	577	48,266
Tesla, Inc. (a)	2,587	677,199
		875,487
Truck Transportation — 0.1%
Old Dominion Freight Line, Inc.	119	44,000

Utilities — 0.5%
American Electric Power Co., Inc.	570	47,994
Constellation Energy Corp.	354	32,409
Exelon Corp.	1,093	44,529
Xcel Energy, Inc.	597	37,115
		162,047
TOTAL COMMON STOCKS (Cost $13,498,705)		16,443,086

	Principal Amounts
U.S. GOVERNMENT OBLIGATIONS — 47.6%
U.S. Treasury Notes— 47.6%
5.03%, 04/15/2024 (c)	1,581,300	$1,520,268
3.06%, 04/30/2024 (c)	1,581,300	1,543,621
3.28%, 04/30/2024 (c)	1,581,300	1,540,532
3.43%, 04/30/2024 (c)	1,581,300	1,537,444
2.97%, 05/15/2024 (c)	1,581,300	1,541,709
5.21%, 05/15/2024 (c)	1,581,300	1,512,120
2.98%, 05/31/2024 (c)	1,581,300	1,540,168
3.50%, 05/31/2024 (c)	1,581,300	1,532,940
5.26%, 06/15/2024 (c)	1,581,300	1,505,702
2.49%, 06/30/2024 (c)	1,581,300	1,544,065
TOTAL U.S. TREASURY NOTES (Cost $15,345,805)		15,318,568

Total Investments (Cost $28,844,510) — 98.7%		31,761,654
Other assets and liabilities, net — 1.3%		413,167
TOTAL NET ASSETS — 100.0%		$32,174,821

ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate shown is the effective yield as of June 30, 2023.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$16,443,086	$-	$-	$16,443,086
U.S. Treasury Notes	-	15,318,568	-	15,318,568
Total Investments - Assets	$16,443,086	$15,318,568	$-	$31,761,654

* See the Schedule of Investments for industry classifications.